15007312

CERT NAS 1-37383

File

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
MAY 15 2015
Washington, DC 20549

By Electronic Mail

May 14, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 14, 2015 The Nasdaq Stock Market (the "Exchange") received from Arcadia Biosciences, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A/A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

~~Fiorello Pharm I~~

1200111 Ramesh Rengarajan

Terraform Global LLC

~~Ascenthera Healthcare I~~

~~Icon Meals I~~

Bismark Futures LLC

190 Academy LLC

RCP FF Small Buyout
Co-Invest Fund II LP

Physicians Pharmacy of AL
LLC - Series A

AMC Fund III LLC

Cohen & Steers Reit & Ut

JMY Corp I

Orsatti Charles I

Neuroprothetech I

QwikIntelligence I

M80 Labs I

Cloud Baxalt I

Cuffpastone Soft Pretzel LLC

Crafted Pints Brew Co LLC

1058723 Bryan J Tim

Victory Boats LLC

Innonee Health Tech I

Lavelle Network I

1420872 Lone Star Crude LLC
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